Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation of Non-Mining Assets
DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%